Restatement of Previously Issued Consolidated Financial Statement	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Restatement of Previously Issued Consolidated Financial Statement

Note 4 – Restatement of Previously Issued Consolidated Financial Statement

Subsequent to the issuance of the Company’s consolidated financial statements for the year ended December 31, 2025, the Company identified an error in the measurement of goodwill impairment related to a foreign operation. The error resulted from an incorrect application of foreign currency translation adjustments within other comprehensive income (OCI) when calculating the carrying amount of the reporting unit, which was also impact non-controlling interest.

As a result, goodwill impairment loss was overstated by $3,578,292, OCI was correspondingly overstated by $3,578,292, and NCI was correspondingly overstated by $1,642,951 for the year ended December 31, 2025. Of the total $3,578,292 OCI adjustment, $3,470,944 is reflected in the Company’s accumulated other comprehensive income and $107,348 is reflected in non-controlling interests. This error had no impact on Company’s liquidity position.

The Company’s management and its Audit Committee concluded that this error was material to the previously issued 2025 consolidated financial statements. Accordingly, the Company is restating its previously issued consolidated financial statements as of and for the year ended December 31, 2025.

The following table summarizes changes made to the audited consolidated balance sheets for year ended December 31, 2025:

	December 31, 2025
	As reported	Adjustment	As restated

Accumulated deficits	$(83,889,411)	$5,113,895	$(78,775,516)
Accumulated other comprehensive income	5,019,336	(3,470,944)	1,548,392
Total shareholders’ equity attributable to Infobird Co., Ltd	16,029,361	1,642,951	17,672,312
Non-controlling interests	2,170,196	(1,642,951)	527,245

The following table summarizes changes made to the audited consolidated statements of operations and comprehensive income (loss) for year ended December 31, 2025:

	December 31, 2025
	As reported	Adjustment	As restated

Impairment of goodwill	$54,765,074	$(3,578,292)	$51,186,782
Total operating expenses	58,979,750	(3,578,292)	55,401,458
LOSS FROM OPERATIONS	(56,411,208)	3,578,292	(52,832,916)
NET LOSS BEFORE INCOME TEX EXPENSES	(57,203,388)	3,578,292	(53,625,096)
NET LOSS FROM CONTINUING OPERATIONS	(57,203,388)	3,578,292	(53,625,096)
NET LOSS	(57,203,388)	3,578,292	(53,625,096)
Less: Net loss attributable to non-controlling interest from continuing operations	(17,455)	(1,535,603)	(1,553,058)
NET LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(57,185,933)	5,113,895	(52,072,038)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	5,241,087	(3,578,292)	1,662,795
Less: Comprehensive income (loss) attributable to non-controlling interests from continuing operations	140,662	(1,642,951)	(1,502,289)
COMPREHENSIVE LOSS ATTRIBUTABLE TO INFOBIRD CO., LTD	(52,102,963)	1,642,951	(50,460,012)
(LOSS) EARNING PER SHARE - BASIC AND DILUTED
Continuing operations	(7.13)	0.63	(6.50)

The following table summarizes changes made to the audited consolidated statement of cash flows for year ended December 31, 2025:

	December 31, 2025
	As reported	Adjustment	As restated

Net loss	$(57,203,388)	$3,578,292	$(53,625,096)
Net loss from continuing operations	(57,203,388)	3,578,292	(53,625,096)
Impairment of goodwill	54,765,074	3,578,292	51,186,782

Liquidity position Description	As a result, goodwill impairment loss was overstated by $3,578,292, OCI was correspondingly overstated by $3,578,292, and NCI was correspondingly overstated by $1,642,951 for the year ended December 31, 2025. Of the total $3,578,292 OCI adjustment, $3,470,944 is reflected in the Company’s accumulated other comprehensive income and $107,348 is reflected in non-controlling interests. This error had no impact on Company’s liquidity position.